Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2016
Other Income and Expenses [Abstract]
Components of Other Operating Expense, Net

Other operating expense, net is comprised of the following:

	Yen in millions
	March 31
	2014	2015	2016
Gain on sale of the U.S. headquarters building*1	(5,462)	(5,991)	(6,545)
Gain on sale of Sony City Osaki*1	(4,914)	(4,914)	(4,914)
Gain on sales of music publishing catalog in Pictures segment	(10,307)	(1,871)	—
(Gain) loss on sale, remeasurement, and issuance of M3 shares*2	(13,758)	113	(2)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net*3	(7,753)	1,716	(31,778)
(Gain) loss on sale, disposal or impairment of assets, net*4	90,860	192,605	90,410

	48,666	181,658	47,171

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Note 5.

*3	Refer to Notes 24 and 25.

*4	Refer to Notes 9, 13, 19 and 25.